Supplement dated May 8, 2024, to the Statutory Prospectus and Initial Summary Prospectus dated
May 1, 2024, for the Pacific Advisory Variable Annuity individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Pacific Advisory Variable Annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting PacificLife.com/Prospectuses or by calling us at (800) 722-4448 to request a free copy. All Rate Sheet Prospectus Supplements are filed and available on the EDGAR system at www.sec.gov by typing “Pacific Advisory Variable Annuity” under EDGAR Search Tools - Variable Insurance Products.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Portfolio Income Protector (Single) or (Joint) optional riders in effect on or after the date below. For complete information about Portfolio Income Protector (Single) or (Joint), see the Prospectus.

The percentages below apply for applications signed on or after May 1, 2024.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com or call us at (800) 722-4448 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.45%[1]	0.45%[1]
	2. Investment Options (Fund fees and expenses)	0.03%[2]	1.96%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35% [3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $457.97	Highest Annual Cost: $3,337.47

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	As a percentage of Fund net assets.

[3]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Portfolio Income Protector (Single)	1.25%	5.0%
Portfolio Income Protector (Joint)	1.35%	5.0%

The current Withdrawal Percentages are the following:

Age*	Portfolio Income Protector (Single)	Portfolio Income Protector (Joint)
Before 59½	0%	0%
59½	5.25%	4.75%
60	5.25%	4.75%
61	5.25%	4.75%
62	5.25%	4.75%
63	5.25%	4.75%
64	5.25%	4.75%
65	5.50%	5.00%
66	5.50%	5.00%
67	5.50%	5.00%
68	5.50%	5.00%
69	5.50%	5.00%
70	5.50%	5.00%
71	5.50%	5.00%
72	5.50%	5.00%
73	5.50%	5.00%
74	5.50%	5.00%
75	5.75%	5.25%

76	5.75%	5.25%
77	5.75%	5.25%
78	5.75%	5.25%
79	5.75%	5.25%
80	5.75%	5.25%
81	5.75%	5.25%
82	5.75%	5.25%
83	5.75%	5.25%
84	5.75%	5.25%
85 and older	5.75%	5.25%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic Reset occurs.

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the rider is issued, your percentages will not change as long as you own the rider (even if an Automatic Reset occurs as described in the Reset of Protected Payment Base subsection within each rider).

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application, the following will apply:

●	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.
●	If any Withdrawal Percentage increased, you will receive the higher percentages in effect on the issue date.
●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, or you elect to purchase a rider within 60 calendar days after the Contract issue date, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a rider, review the Supplement provided to you at Contract issue, review the rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

Form No. PAVARS0524

Supplement dated May 8, 2024, to the Statutory Prospectus and Updating Summary Prospectus
dated May 1, 2024, for the Pacific Advisory Variable Annuity contacts issued by Pacific Life Insurance Company

The purpose of this supplement is to update certain changes to fees, expenses, examples, and underlying fund information. This supplement must be preceded or accompanied by the Statutory Prospectus or Updating Summary Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in Schwab Retirement Income Variable Annuity Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective May 1, 2024, the ANNUAL FEES table under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT will be deleted and replaced with the following:

ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.45%[1]	0.45%[1]
2. Investment Options (Fund fees and expenses)	0.03%[2]	1.96%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $457.97	Highest Annual Cost: $3,337.47

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	As a percentage of Fund net assets.

[3]	As a percentage of the Protected Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Effective May 1, 2024, the Minimum and Maximum operating expense under Annual Fund Expenses and associated Examples will be deleted and replaced with the following:

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.03%	1.96%

Examples

●	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$5,341	$16,408	$27,963	$58,767

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
BlackRock High Yield V.I. Fund Class I; BlackRock Advisors, LLC	0.57%[1]
BlackRock Total Return V.I. Fund Class I; BlackRock Advisors, LLC	0.48%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective May 1, 2024, the underlying fund options below, should be incorporated into the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I; Invesco Advisers, Inc.	0.71%[1]	37.24%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I; Invesco Advisers, Inc.	0.71%[1]	36.49%	N/A	N/A

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. PAVASUP0524